Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consists of following:

December 31,	2020	2019
Cultivation and Production
Raw Materials	$255,383	$482,025
Work in Progress	$200,017	$-
Finished Goods	$1,664,688	$639,785

Dispensaries
Finished Goods	$407,390	$171,546

	$2,527,478	$1,293,356